SHAREHOLDERS’ EQUITY (DEFICIT)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Dec. 31, 2024	Nov. 30, 2024
Subsidiary or Equity Method Investee [Line Items]
SHAREHOLDERS’ EQUITY (DEFICIT)

NOTE 14 – SHAREHOLDERS’ EQUITY (DEFICIT)

On October 28, 2024, the Company filed an amendment to its Amended and Restated Certificate of Incorporation to increase the number of authorized shares to 201,000,000 shares consisting of 200,000,000 shares of common stock and 1,000,000 shares of preferred stock.

On February 24, 2025, the Company effected the Reverse Stock Split described elsewhere in this Quarterly Report. All share amounts have been retroactively adjusted to account for the Reverse Stock Split as if it occurred at inception. The Reverse Stock Split did not have an effect on the number of authorized shares of common stock.

Preferred Stock

No shares of preferred stock have been issued as of September 30, 2025 and December 31, 2024.

Stock Options - Equity Incentive Plans

Summary of the 2025 Plan

The 2025 Stock Incentive Plan (the “2025 Plan”) was approved at the annual meeting of the shareholders of the Company on July 21, 2025. The 2025 Plan provides for the grant of stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted stock, restricted stock units, performance-based awards, and other stock- and cash-based awards. The Company has reserved a pool of shares of common stock for issuance pursuant to awards under the 2025 Plan equal to 415,584 shares. As of September 30, 2025 the Company had 220,838 shares available for issuance.

Summary of the 2023 Plan

The 2023 Stock Incentive Plan (the “2023 Plan”) was approved at the special meeting of the shareholders of the Company on November 28, 2023. The 2023 Plan provides for the grant of stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted stock, restricted stock units, performance-based awards, and other stock- and cash-based awards. The Company has reserved a pool of shares of common stock for issuance pursuant to awards under the 2023 Plan equal to 224,348 shares. As of September 30, 2025 the Company had 21,855 shares available for issuance.

Stock option activity for the periods presented is as follows:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)
Outstanding at December 31, 2024	18,614	$5.59	7.5
Granted	—	—
Cancelled	(848)	20.30
Exercised	—	—
Outstanding as of September 30, 2025	17,766	$5.57	6.7
Exercisable as of September 30, 2025	16,144	$4.81

The Black-Scholes option pricing model is used by the Company to determine the weighted-average fair value of share-based payments. The Company recognizes forfeitures as they occur. There were no stock options granted in the three and nine months ended September 30, 2025.

Restricted Stock

Restricted stock unit activity for the period presented is as follows:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2024	29,080	$18.75
Granted	358,397	1.83
Vested	(340,154)	2.85
Forfeited	—	—
Outstanding as of September 30, 2025	47,323	$4.87

Stock based compensation expense was $1 thousand and negative $199 thousand for the three months ended September 30, 2025 and 2024, respectively. Stock based compensation expense was $604 thousand and $69 thousand for the nine months ended September 30, 2025 and 2024, respectively.

Warrants

As of September 30, 2025, there were 552,000 public warrants and 609,195 private placement warrants issued and outstanding.

Private placement warrants

The Company has 609,195 private placement warrants outstanding. Each private placement warrant is exercisable for one whole share of Class A common stock at a price of $287.50 per share. Such private placement warrants are exercisable for cash or on a cashless basis, at the holder’s option, and are not redeemable by the Company. The private placement warrants are all exercisable as of September 30, 2025. There was no activity during the three and nine months ended September 30, 2025.

Public warrants

Pursuant to the initial public offering (“IPO”) by Proof Acquisition Corp I (“PACI”) in 2021, the Company sold 1,104,000 units at a price of $250.00 per unit. Each unit consisted of one share of Class A common stock and one-half of one redeemable warrant. Each whole public warrant entitles the holder to purchase one share of Class A common stock at a price of $287.50 per share, subject to adjustment. A majority of the shares were redeemed before the December 2023 merger transaction, but the warrants remain. As a result, there are 552,000 public warrants outstanding as of September 30, 2025.

The public warrants became exercisable on the later of (a) 30 days after the completion of a business combination and (b) 12 months from the closing of the IPO. The public warrants expire five years after the completion of a business combination or earlier upon redemption or liquidation. The public and private warrants expire on December 1, 2028. The public warrants are all exercisable as of September 30, 2025. There was no activity during the three and nine months ended September 30, 2025.

NOTE 17 – SHAREHOLDERS’ EQUITY (DEFICIT)

On December 1, 2023, the Company filed its Second Amended and Restated Articles of Incorporation with the State of Delaware. Our Certificate of Incorporation initially authorized the issuance of 81,000,000 shares, consisting of 80,000,000 shares of Class A Common Stock, $0.0001 par value per share, and 1,000,000 shares of Preferred Stock, $0.0001 par value per share. On October 28, 2024, the Company filed an amendment to the Certificate of Incorporation to increase the number of authorized shares to 201,000,000 shares consisting of 200,000,000 shares of Common Stock and 1,000,000 shares of Preferred Stock.

On February 12, 2025, the Board unanimously approved the Reverse Stock Split of the Company’s Common Stock, at a ratio of 1-for-25. The Reverse Stock Split became effective on February 24, 2025, with no change in par value. All share amounts have been retroactively adjusted to account for the Reverse Stock Split as if it occurred at inception. The Reverse Stock Split did not have an affect on the Authorized Common Stock.

The Company has authorized stock which have been designated as follows:

	Number of Shares Authorized	Number of Shares Outstanding As of December 31, 2024	Par Value
Class A Common Stock	200,000,000	1,843,852	$0.0001
Preferred Stock	1,000,000	—	$0.0001

Preferred Stock

No shares of preferred stock have been issued as of December 31, 2024 and 2023.

Class A Common Stock

Conversion of preferred stock shares (Series Seed, Series A-1, Series A-2 and Series A-3) into the Company’s Class A Common Stock.

Series A-1 Preferred Stock (Legacy Volato)

During the year ended December 31, 2023, the Company issued 96,443 shares of Series A-1 for a total cash consideration of $24.2 million.

Following the business combination, the Company converted its 96,443 shares of Series A-1 preferred stock issued and outstanding into 97,898 shares of Class A Common Stock of Volato Group, Inc. based on an exchange ratio of 1.01508.

Series A-2 Preferred Stock (Legacy Volato)

During the year ended December 31, 2023, the Company issued 133,105 Series A-2 shares of preferred stock from the conversion of the 2022 convertible notes in the aggregate principal amount of $19.1 million and $0.8 million of accrued but unpaid interest based on an effective conversion price of $149.55.

Following the business combination, the Company converted the 133,105 shares of Series A-2 preferred stock issued and outstanding into 135,112 shares of Class A Common Stock of Volato Group, Inc. based on an exchange ratio of 1.01508.

Series A-3 Preferred Stock (Legacy Volato)

During the year ended December 31, 2023, the Company issued 82,025 Series A-3 shares of preferred stock from the conversion of the 2023 convertible notes in the aggregate principal amount of $18.4 million and $0.1 million of accrued but unpaid interest based on an effective conversion price of $225.00.

Following the business combination, the Company converted the 82,025 shares of Series A-3 preferred stock into 83,262 shares of Class A Common Stock of Volato Group, Inc. based on an exchange ratio of 1.01508.

Conversion of PACI Class B Founder Shares into the Company’s Class A common stock

The shares of Class B common stock automatically converted into Class A common stock at the time of the closing of the business combination. Upon the business combination, the Company converted 275,343 shares of Class B common stock into an equivalent number of the Company’s shares of Class A common stock.

Conversion of PACI Class A Public Shares into the Company’s Class A common stock.

The Company converted 70,696 shares of non-redeemed PACI public shares into an equivalent number of Shares of Class A Common Stock of the Company following the business combination.

Issuance of Class A common Stock

In November 2024, the Company entered into an agreement with a third party to settle outstanding payables owed by the Company to designated vendors in exchange for a settlement amount in shares of common stock. As of December 31, 2024 in accordance with the agreement, the Company issued 639,720 shares for the payment of $2.2 million of outstanding payables. The Company recorded a $2.8 million loss on extinguishment of debt upon the settlement of each issuance equal to the fair value of the shares less the value of the shares calculated as of the closing stock price on the date of settlement.

Stock Options - Equity Incentive Plans

Summary of the 2023 Plan

The 2023 Stock Incentive Plan (the “2023 Plan”) was approved at the special meeting of the shareholders of the Company on November 28, 2023. The 2023 Plan provides for the grant of stock options (both incentive stock options and non-qualified stock options) stock appreciation rights, restricted stock, restricted stock units, performance-based awards, and other stock- and cash-based awards. The Company has reserved a pool of shares of Common Stock for issuance pursuant to awards under the 2023 Plan equal to 224,348 shares. As of December 31, 2024 the Company had 192,053 shares available for issuance.

Summary of the 2021 Plan

As of the effective date of the business combination, each then-outstanding unexercised option (whether vested or unvested) to purchase shares of Legacy Volato Common Stock granted under the 2021 Plan was assumed by Volato Group and shall be converted into a stock option (a “Volato Group option”) to acquire shares of Class A Common Stock of Volato Group, par value $0.0001 per share, in accordance with the business combination agreement.

The 2021 Plan became effective on August 13, 2021, and was in effect until November 20, 2023. No awards were granted under the 2021 Plan after the 2023 Plan Effective Date. Awards granted under the 2021 Plan that will be outstanding on the 2023 Plan Effective Date will be accelerated or continued in accordance with their terms subject to vesting schedules pursuant to the applicable restricted stock award agreement or option agreement.

The balance and activity of all stock options outstanding as of December 31, 2024, and 2023, is as follows:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)
Outstanding at December 31, 2022	100,305	$3.50	9.4
Granted	15,309	$205.25
Cancelled	(12,551)	$5.50
Exercised	(8,296)	$3.00
Outstanding at December 31, 2023	94,767	$35.75	8.8
Granted	34,370	$12.76
Cancelled	(77,910)	$43.57
Exercised	(32,613)	$3.63
Outstanding as of December 31, 2024	18,614	$5.59	7.5
Exercisable as of December 31, 2024	15,360	$4.03

The following table summarizes the range of exercise price, weighted average remaining contractual life (“Life”) and weighted average exercise price (“Price”) for all stock options outstanding as of December 31, 2024:

	Options Outstanding
Exercise Price	Shares	Life (in years)
$3.00	1,763	6.6
$3.50	13,562	7.2
$12.50	3,230	9.4
$177.75	44	0.0
$210.00	15	5.4
	18,614	7.5

The Black-Scholes option pricing model is used by the Company to determine the weighted-average fair value of share-based payments. The weighted average grant date fair value of stock options issued during the year ended December 31, 2024 and 2023, was $6.57 and $95.25 per share, respectively. The Company’s recognizes forfeitures as they occur.

The fair value of stock options on the grant date was determined using the following weighted-average assumptions during the year ended December 31, 2024 and 2023:

	For The Year Ending December 31,
	2024	2023
Expected term	5.8 - 6.25 years	2-6 years
Expected volatility	68%	30% - 71%
Expected dividends	None	None
Risk-free interest rate	3.8% - 4.5%	3.6%-4.6%
Forfeitures	None	None

As of December 31, 2024, the unrecognized compensation cost related to non-vested awards was $0.2 million and is expected to be recognized over a weighted average period of 1.9 years.

Restricted Stock

In June, 2024 the Company issued time-based restricted stock units and performance-based restricted stock units with market conditions that vest upon the Company’s Common Stock achieving a specific price per share.

Restricted stock unit activity for the period presented is as follows:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023	—	$—
Granted	65,171	16.47
Vested	(7,355)	18.75
Forfeited	(28,736)	18.75
Outstanding at December 31, 2024	29,080	$13.64

The performance-based restricted stock units with market conditions was determined using a Monte Carlo simulation model.

As of December 31, 2024, unrecognized compensation expense for time based restricted stock units was $241 thousand and is expected to be recognized over the next 2.45 years.

Stock based compensation expense was $211 thousand and $82 thousand for the year ended December 31, 2024 and 2023, respectively.

Warrants

As of December 31, 2024 and 2023, there were 552,000 public warrants (note 4) and 609,195 private placement warrants issued and outstanding.

Private placement warrants

Simultaneously with the closing of the Initial Public Offering by PACI in 2021, the Company f/k/a Proof Acquisition Corp I consummated the private placement of 609,195 private placement warrants at a price of $25.00 per private placement warrant to the sponsor and Blackrock. Each private placement warrant is exercisable for one whole share of Class A common stock at a price of $287.50 per share. Such private warrants will be exercisable for cash or on a cashless basis, at the holder’s option, and will not be redeemable by the Company. The private warrants are all exercisable as of December 31, 2024. There was no activity during the years ended December 31, 2024 and 2023.

Public warrants

Pursuant to the Initial Public Offering by PACI in 2021, the Company sold 1,104,000 Units at a price of $250.00 per Unit. Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant. Each whole public warrant entitles the holder to purchase one share of Class A common stock at a price of $287.50 per share, subject to adjustment. A majority of the shares were redeemed before the merger transaction, but the warrants remain. As a result there are 552,000 warrants outstanding as of December 31, 2023.

The public warrants will become exercisable on the later of (a) 30 days after the completion of a business combination and (b) 12 months from the closing of the Initial Public Offering. The public warrants will expire five years after the completion of a business combination or earlier upon redemption or liquidation. The public warrants are all exercisable as of December 31, 2023. There was no activity during the years ended December 31, 2023 and 2022.

The following table is a summary of the Company’s warrant activity during the years ended December 31, 2024:

	Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)
Outstanding as of January 1, 2023	1,161,195	$287.50	5
Granted	—
Cancelled	—
Exercised	—
Outstanding as of December 31, 2024	1,161,195	$287.50	3.92 years
Exercisable as of December 31, 2024	1,161,195

M2i Global Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
SHAREHOLDERS’ EQUITY (DEFICIT)

Note 5 — Equity Transactions

During the nine months ended August 31, 2025, the Company received $1,937,500 cash for the issuance of shares of Series B Convertible Preferred Shares. The terms of the issuance have not yet been determined and shares have not yet been issued. Upon issuance these Series B shares will be automatically converted into common shares. There was no change to the number of issued and outstanding Series A Preferred Shares.

During the nine months ended August 31, 2025, the Company issued 43,289,420 shares of common stock for cash received of $565,540.

During the nine months ended August 31, 2025, the Company issued 66,535,000 shares of common stock for services rendered valued at $1,212,667.

During the nine months ended August 31, 2025, the Company issued 10,000,000 shares of common stock for future services valued at $1,000,000. These shares were recorded as Deferred Stock-based compensation and the value of the shares is being amortized over three years. The value of the Deferred Stock-based compensation is an offset to Additional Paid in Capital.

As of the nine months ended August 31, 2025, the Company had issued shares valued at $22,056 for which funds had not yet been received. This subscription receivable is an offset to Additional Paid in Capital.

Note 9 — Stockholders’ Equity (Deficit)

During the fiscal year ended November 30, 2022, and through May 15, 2023, the Company was authorized to issue 75,000,000 shares of common stock with a par value of $0.001.

On May 16, 2023, the Company filed an amendment to the Articles of Incorporation with the State of Nevada to increase the total number of shares authorized to 1,000,100,000, consisting of 1,000,000,000 shares of common stock with a par value of $0.001 and 100,000 shares of Series A Super-Voting Preferred stock with a par value of $0.001. The Series A Super-Voting Preferred stock vote on the basis of 10,000 votes per share. The common stock vote on the basis of 1 vote per share.

Shares Issued for Cash

During the fiscal year ended November 30, 2023, the Company exchanged 100,000 shares of Series A Super-Voting Preferred stock and 581,228,334 shares of common stock for proceeds totaling $1,235,477 and all outstanding shares of USMM common stock. As a result of the transaction, USMM became a wholly owned subsidiary of the Company (Note 1). Prior to the merger, USMM had no operations and at the time of the share exchange USMM had no assets or liabilities, other than cash. Accordingly, the transaction was accounted for as an asset acquisition.

During the fiscal year ended November 30, 2024, the Company received $2,364,255 for 123,487,500 shares of common stock. During the fiscal year ended November 30, 2024, 116,787,500 shares were issued with 6,700,000 shares to be issued.

Shares Issued for Contract Agreements

During the fiscal year ended November 30, 2024, the Company issued 20,000,000 shares per contract agreements with Komodo Capital and NT Minerals LTD (See Note 1 above) for future considerations. These shares were valued at $2,000.

Stock Repurchase/Cancellation

During the fiscal year ended November 30, 2023, the Company purchased 6,013,334 shares of common stock from the Company’s former CEO for $435,000. This transaction was recorded as Treasury Stock. As of November 30, 2024, the shares have not been retired.

During the fiscal year ended November 30, 2024, the Company repurchased and cancelled 50,000,000 shares of common stock owned by a shareholder for $5,000.

During the fiscal year ended November 30, 2024, the Company terminated two consultants which resulted in the cancellation of 11,500,000 shares pursuant to each of their consulting agreements. The Company paid $1,150 to the consultants and the shares were cancelled.

During the fiscal year ended November 30, 2024, the Company cancelled 266,666 shares which were issued in error in May 2023 for a value of $80,000.

During the fiscal year ended November 30, 2024, the Company accepted the resignation of the President and CEO and entered into an agreement with him. The President and CEO agreed to tender back to the Company 37,500,000 shares of Common Stock which are part of the shares issued to him in May 2023. These shares have not yet been cancelled.